Correction Of Error Relating To Year-End Cut-Off - (b) Consolidated statement of cash flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement [line items]
Change in working capital	[1]	$ (24.6)	$ (31.9)		$ (89.9)
Taxation paid	[1]	(181.8)	(190.7)		(249.4)
Other			791.3		1,071.3
Cash flows from operating activities		845.0	568.7	[1]	732.0	[1]
Cash flows from investing activities		(446.8)	(886.8)	[1]	(908.6)	[1]
Loans raised		1,538.0	690.0	[1]	787.6	[1]
Loans repaid		(1,604.3)	(535.9)	[1]	(702.5)	[1]
Other			(2.5)		0.0
Cash flows from financing activities		(104.6)	151.6	[1]	85.1	[1]
Net cash utilised		293.6	(166.5)	[1]	(91.5)	[1]
Effect of exchange rate fluctuation on cash held		1.7	(7.6)	[1]	14.3	[1]
Cash and cash equivalents at beginning of the year	[1]	219.7	393.8		471.0
Cash and cash equivalents at end of the year		515.0	219.7	[1]	393.8	[1]
previously reported [member]
Statement [line items]
Change in working capital			(16.3)		(69.4)
Taxation paid			(217.2)		(239.5)
Other			791.3		1,071.3
Cash flows from operating activities			557.8		762.4
Cash flows from investing activities			(886.8)		(908.6)
Loans raised			691.7		779.7
Loans repaid			(431.9)		(695.5)
Other			(2.5)		0.0
Cash flows from financing activities			257.3		84.2
Net cash utilised			(71.7)		(62.0)
Effect of exchange rate fluctuation on cash held			(7.6)		14.3
Cash and cash equivalents at beginning of the year		399.7	479.0		526.7
Cash and cash equivalents at end of the year			399.7		479.0
Adjustments [member]
Statement [line items]
Change in working capital			(15.6)		(20.5)
Taxation paid			(26.5)		(8.9)
Other			0.0		0.0
Cash flows from operating activities			10.9		(30.4)
Cash flows from investing activities			0.0		0.0
Loans raised			(1.7)		7.9
Loans repaid			(104.0)		(7.0)
Other			0.0		0.0
Cash flows from financing activities			(105.7)		0.9
Net cash utilised			(94.8)		(29.5)
Effect of exchange rate fluctuation on cash held			0.0		0.0
Cash and cash equivalents at beginning of the year		$ (180.0)	(85.2)		(55.7)
Cash and cash equivalents at end of the year			$ (180.0)		$ (85.2)

[1]	Refer note 42.